Business Combination (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of preliminary allocation of the purchase price

The following represents the allocation of the purchase price (as adjusted for measurement period adjustments):

Total purchase price - fair value of common stock issued	$2,584,090
Fair value of tangible assets acquired:
Cash	$1,367,211
Receivables	536,406
Inventory	881,273
Property and equipment	245,479
Other assets	359,587
Fair value of identifiable intangible assets acquired:
Customer relationships	1,094,000
Developed technology	458,000
Trademarks and tradenames	461,000
Fair value of goodwill	600,814
Deferred tax liabilities, net	129,095
Fair value of liabilities assumed	3,290,585
$2,584,090

Schedule of unaudited pro forma financial information

The pro forma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of January 1, 2014 or that may be obtained in the future:

December 31,
Unaudited pro forma results	2015
Revenues	$5,231,844
Net loss	$(20,751,552)
Net loss per share	$(2.52)